Lease Liability (Details) - Schedule of Lease Liability - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Lease Liability [Abstract]
Current Maturity	2023
Current Incremental borrowing rate	10.25%
Current lease liabilities	$ 135,337	$ 214,058
Non-current Maturity	2024
Non-current Incremental borrowing rate	10.25%
Non-current lease liabilities		116,763
Total lease liability	$ 135,337	$ 330,821	$ 2,418,706